Net-of-Tax Summary of Changes in AOCI by Component (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation, Beginning Balance		$ (387)
Foreign currency translation, Other comprehensive (loss) income before reclassifications		(362)	$ (387)
Foreign currency translation, Amounts reclassified from AOCI	[1]	0	0
Foreign currency translation, Net other comprehensive income (loss)		(362)	(387)	$ 72
Foreign currency translation, Separation-related adjustments		390
Foreign currency translation, Ending Balance		(359)	(387)
Pension and other employee benefits, Beginning Balance		(52)	(51)
Pension and other employee benefits, Other comprehensive (loss) income before reclassifications		(2)	(4)
Pension and other employee benefits, Amounts reclassified from AOCI	[1],[2]	13	3
Pension and other employee benefits, Net other comprehensive income (loss)		11	(1)	(7)
Pension and other employee benefits, Separation-related adjustments		(145)
Pension and other employee benefits, Ending Balance		(186)	(52)	(51)
Available-for-sale securities, Beginning Balance		7	(13)
Available-for-sale securities, Other comprehensive (loss) income before reclassifications		(9)	(20)
Available-for-sale securities, Amounts reclassified from AOCI	[1],[2]	10	40
Available-for-sale securities, Net other comprehensive income (loss)		1	20	(15)
Available-for-sale securities, Separation-related adjustments		9
Available-for-sale securities, Ending Balance		17	7	(13)
Hedging activities, Beginning Balance		(1)
Hedging activities, Other comprehensive (loss) income before reclassifications		36	(1)
Hedging activities, Amounts reclassified from AOCI	[1],[2]	(30)
Hedging activities, Net other comprehensive income (loss)		6	(1)
Hedging activities, Separation-related adjustments		28
Hedging activities, Ending Balance		33	(1)
Total, Beginning Balance		(433)	(64)
Total, Other comprehensive income (loss) before reclassifications		(337)	(412)
Total, Amounts reclassified from AOCI	[1],[2]	(7)	43
Total other comprehensive (loss) income, net of tax		(344)	(369)	50
Total, Separation-related adjustments		282
Total, Ending Balance		$ (495)	$ (433)	$ (64)

[1]	See table below for details about these reclassifications.
[2]	Amounts in parentheses indicate reductions to net income.